Biological Assets (Details) - Schedule of Biological Assets - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of reconciliation of changes in biological assets [line items]
Balance at the beginning of the period, Current	$ 1,712,153	$ 1,861,106
Balance at the beginning of the period, Non-current	531,477	501,958
Balance at the end of the period, Current	1,590,004	1,678,798
Balance at the end of the period, Non-current	527,352	535,155
Business combination adjustments, Current		(24,542)
Business combination adjustments, Non-current
Increase by reproduction (born) and cost absorption including death, Current	7,946,809	9,480,586
Increase by reproduction (born) and cost absorption including death, Non-current	1,044,216	617,834
Reduction for slaughter, sale or consumption, Current	(9,087,750)	(10,140,478)
Reduction for slaughter, sale or consumption, Non-current	(52,962)	(47,496)
Purchases, Current	324,336	331,670
Purchases, Non-current	180,481	134,415
Fair value adjustments, Current	56,074	(80,253)
Fair value adjustments, Non-current	(108)
Reclassification from non-current to current, Current	704,768	229,989
Reclassification from non-current to current, Non-current	(704,768)	(229,990)
Exchange rate variation, Current	(66,386)	20,720
Exchange rate variation, Non-current	(21,790)	4,197
Amortization, Current
Amortization, Non-current	$ (449,194)	$ (445,763)